RETAINED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2016
RETAINED EARNINGS
Schedule of retained earnings

	December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	35,419	91,968	13,246
Unreserved retained earnings	69,774	943,893	135,949

Total retained earnings	105,193	1,035,861	149,195